GMO Risk Premium Fund
GMO Risk Premium Fund

GMO TRUST

Amended and Restated Supplement dated December 1, 2018 to the
GMO Trust Prospectus dated June 30, 2018

This supplement amends and restates the supplements dated September 25, 2018 and October 5, 2018 to the GMO Trust Prospectus dated June 30, 2018 (the “Prospectus”).

The sections appearing on page 90 of the Prospectus captioned “Annual Fund operating expenses” and “Example” are replaced with the following:

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Risk Premium Fund		Class III	Class IV	Class V	Class VI
Management fee	[1],[2]	0.25%	0.25%	0.25%	0.25%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses		0.08%	0.08%	0.08%	0.08%
Total annual fund operating expenses		0.48%	0.43%	0.42%	0.39%
Expense reimbursement/waiver	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total annual fund operating expenses after expense reimbursement/waiver		0.40%	0.35%	0.34%	0.31%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	The amount has been restated to reflect current management fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	41	146	261	596
Class IV	36	130	233	534
Class V	35	127	227	522
Class VI	32	117	211	485

Expense Example, No Redemption - GMO Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	41	146	261	596
Class IV	36	130	233	534
Class V	35	127	227	522
Class VI	32	117	211	485